UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:           Errol M Rudman

Address:        153 East 53rd Street
                48th Floor
New York, NY 10022

13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Errol M Rudman
Title:  Investment Manager
Phone:  (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman               New York, New York          May 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
                NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  $192,556
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE
Errol M Rudman
March 31, 2004



COLUMN 1                       COLUMN  2        COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE OF                     VALUE     SHRS OR   SH/ PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (X$1000)  PRN AMT   PRN CALL    DISCRETION  MGRS   SOLE    SHARED  NONE
--------------                 -----            -----       --------  -------   --- ----    ----------  ----   ----    ------  ----
AKAMAI TECHNOLOGIES INC        COM              00971T101    12369     941315    SH          SOLE       NONE    941315  0       0
ALLIED WASTE INC               COM PAR$.01NEW   019589308     3655     274600    SH          SOLE       NONE    274600  0       0
AMGEN INC                      COM              031162100     5864     100851    SH          SOLE       NONE    100851  0       0
AMPHENOL CORP NEW              CL A             032095101    14838     499580    SH          SOLE       NONE    499580  0       0
ARRIS GROUP INC                COM              04269Q100     2248     245900    SH          SOLE       NONE    245900  0       0
BANC ONE CORP                  COM              06423A103     2181      40000    SH          SOLE       NONE     40000  0       0
BOMBAY CO INC                  COM              097924104      981     125000    SH          SOLE       NONE    125000  0       0
C COR NET CORP                 COM              125010108     1474     105100    SH          SOLE       NONE    105100  0       0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     9702     424022    SH          SOLE       NONE    424022  0       0
CALPINE CORP                   COM              131347106      153      32700    SH          SOLE       NONE     32700  0       0
CAREMARK RX INC                COM              141705103     3624     109000    SH          SOLE       NONE    109000  0       0
CENDANT CORP                   COM              151313103     2049      84000    SH          SOLE       NONE     84000  0       0
CIT GROUP INC                  COM              125581108     4631     121700    SH          SOLE       NONE    121700  0       0
CITIGROUP INC                  COM              172967101     5746     111150    SH          SOLE       NONE    111150  0       0
CONSECO INC                    COM NEW          208464883     1605      69290    SH          SOLE       NONE     69290  0       0
CORVIS CORP                    COM              221009103     1688     879000    SH          SOLE       NONE    879000  0       0
CROWN CASTLE INTL CORP         COM              228227104      470      37250    SH          SOLE       NONE     37250  0       0
CROWN HOLDINGS INC             COM              228368106      336      36100    SH          SOLE       NONE     36100  0       0
DENDREON CORP                  COM              24823Q107     1059      79600    SH          SOLE       NONE     79600  0       0
DIGITALNET HLDGS INC           COM              25389B103      848      41600    SH          SOLE       NONE     41600  0       0
DISNEY WALT CO                 COM DISNEY       254687106      345      13800    SH          SOLE       NONE     13800  0       0
DU PONT E I DE NEMOURS & CO    COM              263534109     5936     140600    SH          SOLE       NONE    140600  0       0
ELECTRONICS BOUTIQUE HLDGS C   COM              286045109     3989     136000    SH          SOLE       NONE    136000  0       0
ENCYSIVE PHARACEUTICALS INC    COM              29256X107      330      32100    SH          SOLE       NONE     32100  0       0
GEMSTAR-TV GUIDE INTL INC      COM              36866W106     1516     226000    SH          SOLE       NONE    226000  0       0
HARMONIC INC                   COM              413160102     3301     340000    SH          SOLE       NONE    340000  0       0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100       56      13900    SH          SOLE       NONE     13900  0       0
LEVITT CORP                    COM              52742P108     1715      70000    SH          SOLE       NONE     70000  0       0
LIBERTY MEDIA CORP NEW         COM SER A        530718105     3640     332458    SH          SOLE       NONE    332458  0       0
LIFEPOINT HOSPITALS INC        COM              53219L109     2484      76800    SH          SOLE       NONE     76800  0       0
LIONS GATE ENTMNT CORP         COM NEW          535919203     1326     212100    SH          SOLE       NONE    212100  0       0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     1787      52550    SH          SOLE       NONE     52550  0       0
MERRILL LYNCH & CO INC         COM              590188108     6221     104450    SH          SOLE       NONE    104450  0       0
MOHAWK INDS INC                COM              608190104    10457     126980    SH          SOLE       NONE    126980  0       0
NEKTAR THERAPEUTICS            COM              640268108      402      18700    SH          SOLE       NONE     18700  0       0
NOVATEL WIRELESS INC           COM              66987M604     3104     144350    SH          SOLE       NONE    144350  0       0
OOPENWAVE SYS INC              COM NEW          683718308      674      50500    SH          SOLE       NONE     50500  0       0
RAE SYS INC                    COM              75061P102      747     184000    SH          SOLE       NONE    184000  0       0
RITCHIE BROS AUCTIONEERS       COM              767744105     4551      81000    SH          SOLE       NONE     81000  0       0
SEACHANGE INTL INC             COM              811699107     2151     140600    SH          SOLE       NONE    140600  0       0
SILICON GRAPHICS INC           COM              827056102      117      46100    SH          SOLE       NONE     46100  0       0
SIRVA INC                      COM              82967Y104     3225     133700    SH          SOLE       NONE    133700  0       0
ST PAUL COS INC                COM              792860108     5885     147100    SH          SOLE       NONE    147100  0       0
SYMBOL TECHNOLOGIES INC        COM              871508107     4059     294150    SH          SOLE       NONE    294150  0       0
SYMMETRICOM INC                COM              871543104     1707     190300    SH          SOLE       NONE    190300  0       0
TELIK INC                      COM              87959M109      998      37200    SH          SOLE       NONE     37200  0       0
TESSERA TECHNOLOGIES INC       COM              88164L100      822      45000    SH          SOLE       NONE     45000  0       0
TIME WARNER INC                COM              887317105     4789     284050    SH          SOLE       NONE    284050  0       0
TIME WARNER TELECOM INC        CL A             887319101     8602    1317250    SH          SOLE       NONE   1317250  0       0
TIMKEN CO                      COM              887389104     5932     255350    SH          SOLE       NONE    255350  0       0
TULARIK INC                    COM              899165104      565      23000    SH          SOLE       NONE     23000  0       0
VCAMPUS CORP                   COM NEW          92240C308      143      50186    SH          SOLE       NONE     50186  0       0
VERINT SYS INC                 COM              92343X100     6618     214160    SH          SOLE       NONE     214160 0       0
ACCENTURE LTD BERMUDA          CL A             G1150G111     1045      42150    SH          SOLE       NONE      42150 0       0
AMGEN CORP                     CALL             031162900     5815     100000    SH   CALL   SOLE       NONE     100000 0       0
DISNEY WALT CO                 CALL             254687906     3749     150000    SH   CALL   SOLE       NONE     150000 0       0
MOHAWK INDS INC                CALL             608190904     8235     100000    SH   CALL   SOLE       NONE     100000 0       0

                                                Total       192556





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